Activity for the Accretable Yield on Fixed-maturity Securities Purchased with Deteriorated Credit Quality (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed-maturity securities, available-for-sale:
Balance, beginning of year	$ 102,221	$ 135,075
Additions	11,487	0
Accretion	(11,687)	(19,798)
Reclassifications from nonaccretable difference	(4,024)	(4,805)
Disposals	0	(8,251)
Balance, end of year	$ 97,997	$ 102,221